Expense Example, No Redemption - ARBITRAGE FUND - ARBITRAGE FUND - Class C	May 31, 2024 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 256
Expense Example, No Redemption, 3 Years	788
Expense Example, No Redemption, 5 Years	1,345
Expense Example, No Redemption, 10 Years	$ 2,866